Significant Accounting Policies (Tables) - EBP 030	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The tables below present the assets and liabilities measured at fair value on a recurring basis categorized by the level of inputs used in the valuation of each asset and liability.

	December 31, 2025
(In thousands)	Level 1	Level 2	Level 3	Not Subject to Leveling
Textron Stock Fund	$1,166,655	$—	$—	$—
BrokerageLink	475,751	8,108	—	—
Common Collective Trust Funds
Blended Debt and Equity	2,492,314	—	—	—
Domestic Equity	1,852,337	—	—	—
International Equity	218,320	—	—	—
Debt Securities	131,355	—	—	—
Domestic Debt held by the Textron Managed Income Fund	—	—	—	8,502
Total assets	$6,336,732	$8,108	$—	$8,502

	December 31, 2024
(In thousands)	Level 1	Level 2	Level 3	Not Subject to Leveling
Textron Stock Fund	$1,081,284	$—	$—	$—
BrokerageLink	400,890	9,709	—	—
Common Collective Trust Funds
Blended Debt and Equity	2,131,690	—	—	—
Domestic Equity	1,735,676	—	—	—
International Equity	166,472	—	—	—
Debt Securities	126,399	—	—	—
Domestic Debt held by the Textron Managed Income Fund	—	—	—	4,823
Total assets	$5,642,411	$9,709	$—	$4,823

EBP, Fully Benefit-Responsive Investment Contract	Total value of each investment contract is as follows:

	December 31,
(In thousands)	2025	2024

Security-backed investment contracts (Synthetic GICs)	$300,115	$316,398